Net income (loss) per share	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
Net income (loss) per share	Net income (loss) per share
The following table presents the calculation of basic and diluted net (loss) income per share:

	Year Ended December 31,
	2023	2024	2025
Numerator:
Net loss	$(29,373)	$(11,457)	$(32,936)

Denominator:
Weighted-average shares used in computing net loss per share, basic and diluted	77,752,960	80,825,695	84,817,195
Net loss per share, basic and diluted	$(0.38)	$(0.14)	$(0.39)

Potentially dilutive securities that were not included in the diluted per share calculations because they would be anti-dilutive were as follows:

	Year Ended December 31,
	2023	2024	2025
Outstanding share options	7,351,711	5,144,220	3,223,612
RSUs	4,003,336	5,024,954	5,149,481
Total	11,355,047	10,169,174	8,373,093

The potentially dilutive impact of the ESPP is immaterial for each of the years ended December 31, 2023, 2024 and 2025.